INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2024	Highland Opportunities and Income Fund

Shares		Value ($)
Common Stocks — 69.6%
COMMUNICATION SERVICES — 1.3%
27,134	MidWave Wireless, Inc. (fka Terrestar Corp.)(a)(b)(c)(d)	8,633,225
194,300	Telesat(d)(e)	2,558,931

		11,192,156

ENERGY — 1.2%
1,010,612	Talos Energy, Inc.(d)	10,459,834
1,118,286	Value Creation, Inc.(a)(b)(d)	51,675

		10,511,509

FINANCIALS — 1.5%
522,750	Meaningful PDCV LP(d)	13,068,740

HEALTHCARE — 3.9%
12,026,660	CCS Medical Inc.(a)(b)(d)(f)	32,760,622

MATERIALS — 0.2%
299,032	MPM Holdings, Inc.(d)	1,495,160

REAL ESTATE — 61.5%
3,115,207	Allenby(a)(b)(d)(f)	—
10,934,408	Claymore(a)(b)(d)(f)	—
68,830	Haygood(d)(f)	—
2,006,665	IQHQ, Inc.(d)	45,250,296
34,512	LLV Holdco LLC - Series A, Membership Interest(a)(b)(d)(f)	4,014,081
436	LLV Holdco LLC - Series B, Membership Interest(a)(b)(d)(f)	50,670
1,384,722	NexPoint Diversified Real Estate Trust, REIT(e)(f)	8,654,512
4,372,286	NexPoint Real Estate Finance, Inc., REIT(e)(f)	68,338,827
200,052	NexPoint Residential Trust, Inc., REIT(e)(f)	8,804,288
32,203	NexPoint Storage Partners, Inc.(d)(f)	25,076,601
113,027,459	NFRO Diversified REIT, LLC(a)(b)(d)(f)	102,558,969
2,276,658	NFRO Holdings, LLC(d)(f)	62,931,261
90,436,434	NFRO Self Storage REIT, LLC(d)(f)	79,302,715
4,904,765	NFRO SFR REIT, LLC(d)(f)	114,981,278

		519,963,498

	Total Common Stocks (Cost $938,973,990)	588,991,685

Principal Amount ($)
U.S. Senior Loans (g) — 26.5%
COMMUNICATION SERVICES — 1.3%
10,502,870	MidWave Wireless, Inc. (fka Terrestar Corp.), Term Loan D, 1st Lien, 12.000%, 02/27/28	10,483,964
76,146	MidWave Wireless, Inc. (fka Terrestar Corp.), Term Loan H, 1st Lien, 12.000%, 02/28/25	76,009
81,613	MidWave Wireless, Inc. (fka TerreStar Corp.), Term Loan, 1st Lien, 12.000%, 02/28/25 (a)(b)	81,467

		10,641,440

HEALTHCARE — 5.6%
16,215,799	Carestream Health Inc., Term Loan, 1st Lien, 12.935%, 09/30/27	14,898,266
17,823,953	CCS Medical Inc., Junior Credit Term Loan, 1st Lien, 12.000%, 01/04/27 (f)	17,747,310

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HEALTHCARE (continued)
150,000	Sapience Therapeutics Inc Promissory Note, 8.000%,	15,000,000

		47,645,576

REAL ESTATE — 19.6%
55,000,000	EDS Legacy Partners, 500%, 12/28/33 (a)(b)	55,000,000
6,959,610	LLV Holdco LLC, Revolving Exit Loan, 4.918%, 12/31/24 (a)(b)(f)	6,388,922
50,000,000	NexPoint SFR Operating Partnership L.P., 7.500%, 05/24/27 (f)	48,500,000
5,000,000	NexPoint SFR Operating Partnership, LP, 7.500%, 06/30/27 (f)	4,850,000
6,400,000	NHT Operating Partnership LLC Convertible Promissory Note, 7.500%, 09/30/42 (f)	5,052,800
42,889,333	NHT Operating Partnership LLC Promissory Note, 4.205%, 02/14/27 (f)	33,861,128
6,500,000	NREF Operating IV REIT Sub, LLC, 7.500%, 10/18/27 (f)	6,084,000
5,852,170	NXLST Operating Partnership, LP Promissory Note, 4.200%, 12/31/28	5,852,170

		165,589,020

	Total U.S. Senior Loans (Cost $262,022,352)	223,876,036

Shares
LLC Interest — 7.5%
960	NEXLS LLC(f)	55,670,915
9,000,000	SFR WLIF III, LLC(a)(b)(f)	8,064,000

	Total LLC Interest (Cost $46,255,217)	63,734,915

Principal Amount ($)
Collateralized Loan Obligations — 4.4%
6,417,149	ACAS CLO, Series 2018-1A, Class FRR TSFR3M + 8.172%, 13.45%, 10/18/2028 (h)(i)	1,565,784
1,500,000	Atlas Senior Loan Fund, Series 2017- 8A, Class F TSFR3M + 7.412%, 12.70%, 1/16/2030 (h)(i)	904,125
2,400,000	Atlas Senior Loan Fund XII, Series 2018-12A, Class E TSFR3M + 6.212%, 11.50%, 10/24/2031 (h)(i)	1,860,000
1,000,000	CIFC Funding, Series 2018-1A, Class ER2 TSFR3M + 6.112%, 11.39%, 1/18/2031 (h)(i)	992,500
2,500,000	CIFC Funding, Series 2014-1A 0.00%, 1/18/2031 (h)(i)(j)	200,000
3,324,756	CIFC Funding, Series 2014-4RA 0.00%, 1/17/2035 (h)(i)(j)(k)	858,951

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2024	Highland Opportunities and Income Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
5,462,500	CIFC Funding, Series 2013-2A 0.00%, 10/18/2030 (h)(i)(j)	552,805
3,000,000	CIFC Funding, Series 2015-1A 0.00%, 1/22/2031 (h)(i)(j)(k)	298,200
3,021,269	Clover Credit Partners CLO III, Series 2017-1A, Class F TSFR3M + 8.212%, 13.51%, 10/15/2029 (h)(i)	830,849
1,537,000	Dryden 36 Senior Loan Fund, Series 2019-36A, Class ER2 TSFR3M + 7.142%, 12.44%, 4/15/2029 (h)(i)	1,460,150
5,450,000	Galaxy XXVI CLO, Series 2018-26A, Class F TSFR3M + 8.262%, 13.38%, 11/22/2031 (h)(i)	5,014,000
1,000,000	GoldenTree Loan Management US CLO 3, Series 2018-3A, Class F TSFR3M + 6.762%, 12.04%, 4/20/2030 (h)(i)	959,520
2,000,000	Madison Park Funding XXIX, Series 2018-29A, Class F TSFR3M + 7.832%, 13.11%, 10/18/2030 (h)(i)	1,900,000
2,500,000	Man GLG US CLO, Series 2018-1A, Class DR TSFR3M + 6.162%, 11.44%, 4/22/2030 (h)(i)	2,220,563
4,000,000	Northwoods Capital XII-B, Ltd., Series 2018-12BA, Class F TSFR3M + 8.432%, 13.38%, 6/15/2031 (h)(i)	2,930,000
3,110,000	OZLM XXII, Ltd., Series 2018-22A, Class E TSFR3M + 7.652%, 12.94%, 1/17/2031 (h)(i)	1,710,500
2,000,000	Park Avenue Institutional Advisers CLO, Series 2021-2A, Class E TSFR3M + 7.272%, 12.57%, 7/15/2034 (h)(i)	1,920,000
3,150,000	Saranac CLO III, Ltd., Series 2018-3A, Class ER TSFR3M + 7.500%, 12.51%, 6/22/2030 (h)(i)	1,742,738
2,000,000	Symphony CLO XXVI, Series 2021-26A, Class ER TSFR3M + 7.762%, 13.04%, 4/20/2033 (h)(i)	1,952,660
5,955,627	THL Credit Wind River, Series 2014-2A 0.00%, 1/15/2031 (h)(i)(j)(l)	857,610
1,000,000	Vibrant CLO 1X, Series 2018-9A, Class D TSFR3M + 6.512%, 11.79%, 7/20/2031 (h)(i)	885,900
1,275,000	Voya CLO, Series 2018-2A, Class DR TSFR3M + 5.862%, 11.15%, 4/25/2031 (h)(i)	1,147,500
3,000,000	Zais CLO 3, Ltd., Series 2018-3A, Class DR TSFR3M + 7.172%, 12.47%, 7/15/2031 (h)(i)	2,115,000

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
3,300,000	Zais CLO 8, Ltd., Series 2018-1A, Class E TSFR3M + 5.512%, 10.81%, 4/15/2029 (h)(i)	2,730,750

	Total Collateralized Loan Obligations (Cost $53,951,313)	37,610,105

Shares
Preferred Stock — 3.8%
FINANCIALS — 0.4%
150,977	NexPoint Real Estate Finance REIT 8.50%(f)(m)(n)	3,597,782

HEALTHCARE — 2.7%
270,246	Apnimed, Series C-1 (d)(m)(o)	3,288,894
144,132	Apnimed, Series C-2 (d)(m)(o)	1,856,420
2,361,111	Sapience Therapeutics Inc 8.00%(d)(m)	7,673,611
3,440,476	Sapience Therapeutics Inc, Class B 8.00%(d)(m)	9,461,309

		22,280,234

REAL ESTATE — 0.7%
325,976	Braemar Hotels & Resorts, Inc. 5.50%(d)(e)(m)	4,723,392
47,300	Wheeler Real Estate Investment Trust 12.75%, 09/21/2025(d)(p)	1,000,395
82,301	Wheeler Real Estate Investment Trust 9.00%(d)(m)	192,584

		5,916,371

	Total Preferred Stock (Cost $30,461,420)	31,794,387

Principal Amount ($)
Corporate Bonds & Notes — 0.4%
COMMUNICATION SERVICES — 0.0%
3,100	iHeartCommunications, Inc. 6.38%, 05/01/26	2,714

FINANCIALS — 0.4%
4,000,000	South Street Securities Funding LLC 6.25%, 12/30/26 (i)	3,400,000

	Total Corporate Bonds & Notes (Cost $4,080,699)	3,402,714

Shares
Registered Investment Company — 0.1%
86,246	Highland Global Allocation Fund (e)(f)	677,894

	Total Registered Investment Company (Cost $450,131)	677,894

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2024	Highland Opportunities and Income Fund

Units		Value ($)
Warrants — 0.0%

Units
HEALTHCARE — 0.0%
1,800,000	Sapience Therapeutics Inc, (d)	—

	Total Warrants (Cost $—)	—

Principal Amount ($)
Repurchase Agreement(q)(r) — 0.0%
19,447	RBC Dominion Securities 4.860%, dated 09/30/2024 to be repurchased on 10/01/2024, repurchase price $19,450 (collateralized by U.S. Government and Treasury obligations, ranging in par value $1 - $6,656, 0.000% - 6.500%, 10/31/2024 – 09/20/2054; with total market value $19,836)	19,447

	Total Repurchase Agreement (Cost $19,447)	19,447

Cash Equivalent — 1.5%

Shares
MONEY MARKET FUND(s) — 1.5%
12,754,405	Dreyfus Treasury Obligations Cash Management, Institutional Class 4.810%	12,754,405

	Total Cash Equivalent (Cost $12,754,405)	12,754,405

Total Investments - 113.8%		962,861,588

(Cost $1,348,968,974)

Shares
Securities Sold Short— (1.0)%
Common Stocks — (1.0)%
INFORMATION TECHNOLOGY — (1.0)%
(41,100)	Texas Instruments, Inc.	(8,490,027)

	Total Common Stocks (Proceeds $4,920,256)	(8,490,027)

	Total Securities Sold Short - (1.0)% (Proceeds $4,920,256)	(8,490,027)

Other Assets & Liabilities, Net - (12.8)%(t)		(108,257,397)

Net Assets - 100.0%		846,114,164

(a)

Securities with a total aggregate value of $217,603,631, or 25.7% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(b)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $217,603,631, or 25.7% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2024. Please see Notes to Investment Portfolio.

(c)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MidWave Wireless, Inc. (fka Terrestar Corp.)	Common Stock	3/16/2018	$3,093,276	$8,633,225	1.0%

(d)	Non-income producing security.
(e)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $22,276,599.
(f)	Affiliated issuer. Assets with a total aggregate fair value of $697,968,575, or 82.5% of net assets, were affiliated with the Fund as of September 30, 2024.
(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2024, the SOFR 1 Month and SOFR 3 Month rates were 5.16% and 5.31%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2024	Highland Opportunities and Income Fund

(h)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2024, these securities amounted to $41,010,105 or 4.8% of net assets.

(j)	No interest rate available.
(k)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(l)	The issuer is, or is in danger of being, in default of its payment obligation.
(m)	Perpetual security with no stated maturity date.
(n)

Securities (or a portion of securities) on loan. As of September 30, 2024, the fair value of securities loaned was $18,920. The loaned securities were secured with cash and/or securities collateral of $19,447. Collateral is calculated based on prior day’s prices.

(o)	There is currently no rate available.
(p)	Step Coupon Security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)	Tri-Party Repurchase Agreement.
(r)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2024 was $19,447.
(s)	Rate reported is 7 day effective yield.
(t)	As of September 30, 2024, $8,600,662 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2024	Highland Opportunities and Income Fund

Organization

Highland Opportunities and Income Fund (the “Fund”) is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On September 25, 2017, the Fund acquired the assets of Highland Floating Rate Opportunities Fund (the “Predecessor Fund”), a series of Highland Funds I, a Delaware statutory trust. The Fund is the successor to the accounting and performance information of the Predecessor Fund.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated NexPoint Asset Management, L.P. (formerly Highland Capital Management Fund Advisors, L.P.) (“NexPoint” or the “Investment Adviser”) as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by NexPoint and approved by the Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2024	Highland Opportunities and Income Fund

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, registered investment companies, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of September 30, 2024	Highland Opportunities and Income Fund

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund for the period ended September 30, 2024:

Issuer	Shares at December 31, 2023	Beginning Value as of December 31, 2023 $	Value of Transfers In $	Value of Transfer Out $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Retirement of Tendered Shares $	Net Realized Gain/(Loss) on Sales $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of September 30, 2024 $	Shares at September 30, 2024	Affiliated Income $
Majority Owned, Not Consolidated
Allenby (Common Stocks)	2,142,803	—	—	—	972,404	—	316	—	—	(972,720)	—	3,115,207	—
Claymore (Common Stocks)	10,359,801	168,482	—	—	574,607	—	—	—	—	(743,089)	—	10,934,408	—
Haygood (Common Stocks)	68,830	—	—	—	—	—	—	—	—	—	—	68,830	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans & Common Stocks)	28,566,014	50,852,884	—	—	1,284,599	—	—	—	—	(1,629,551)	50,507,932	29,850,613	1,590,669
Highland Global Allocation Fund (Registered Investment Company)	86,246	677,894	—	—	—	—	—	—	—	—	677,894	86,246	62,875
Highland Opportunities and Income Fund (Registered Investment Company)	—	—	—	—	20,116,558	(40,217,502)	—	20,100,944	—	—	—	—	—
LLV Holdco LLC (U.S. Senior Loans & Common Stocks)	13,879,492	15,627,469	—	—	250,953	(7,135,886)†	—	—	—	1,711,137	10,453,673	6,994,558	537,794
NEXLS LLC (LLC Interest)	957	52,032,835	—	—	170,000	—	854	—	—	3,467,226	55,670,915	960	—
NexPoint Diversified Real Estate Trust REIT (Common Stocks)	1,307,416	10,393,957	—	—	435,957	—	—	—	—	(2,175,402)	8,654,512	1,384,722	599,962
NexPoint Real Estate Finance REIT (Common Stocks & Preferred Stock)	4,523,263	72,035,513	—	—	—	—	(1,599,819)	—	—	1,500,915	71,936,609	4,523,263	5,199,239
NexPoint Residential Trust, Inc. (Common Stocks)	194,932	6,711,509	—	—	181,549	—	(60,203)	—	—	1,971,433	8,804,288	200,052	213,878
NexPoint SFR Operating Partnership, LP (U.S. Senior Loans)	61,000,000	59,170,000	—	—	—	(6,000,000)	—	—	—	180,000	53,350,000	55,000,000	3,577,499
NexPoint Storage Partners, Inc. (Common Stocks)	32,203	25,670,427	—	—	—	—	—	—	—	(593,826)	25,076,601	32,203	—
NFRO Diversified REIT, LLC, NFRO Self Storage REIT, LLC, NFRO SFR REIT, LLC (Common Stocks)	94,554,073	271,618,289	—	—	24,418,747	—	—	—	—	805,926	296,842,962	208,368,658	—
NFRO Holdings, LLC (Common Stocks)	2,276,658	71,084,839	—	—	—	—	(5,000,000)	—	—	(3,153,578)	62,931,261	2,276,658	5,000,000
NHT Operating Partnership LLC Convertible Promissory Note (U.S. Senior Loans)	6,400,000	5,619,200	—	—	—	—	—	—	—	(566,400)	5,052,800	6,400,000	446,506
NHT Operating Partnership LLC Secured Promissory Note (U.S. Senior Loans)	42,889,333	37,664,394	—	—	—	—	—	—	—	(3,803,266)	33,861,128	42,889,333	1,341,417
NREF Operating IV REIT Sub, LLC (U.S. Senior Loans)	6,500,000	6,126,250	—	—	—	—	—	—	—	(42,250)	6,084,000	6,500,000	365,625
SFR WLIF I, III, LLC (LLC Interest)	10,000,000	9,134,000	—	—	—	(1,000,000)	—	—	—	(70,000)	8,064,000	9,000,000	986,606

Total	284,782,021	694,587,942	—	—	48,405,374	(54,353,388)	(6,658,852)	20,100,944	—	(4,113,445)	697,968,575	387,625,711	19,922,070

†	Includes paydowns.